MERRILL LYNCH ARIZONA MUNICIPAL BOND FUND OF
               MERRILL LYNCH MULTI-STATE MUNICIPAL SERIES TRUST

                      Supplement dated April 9, 1998 to
                      Prospectus dated October 28, 1997

    The third paragraph under "Management of the Trust -- Management and Advisory Arrangements," which provides the name and biography of the portfolio manager of the Fund, is revised as follows:

    Robert D. Sneeden became the Portfolio Manager of the Fund and is responsible for the day-to-day management of the Fund's investment portfolio. He has been an Assistant Vice President of MLAM since 1994. Prior to that he was a Vice President of Lehman Brothers Inc. from 1990 to 1994.

Code #13974-1097ALL














                 MERRILL LYNCH ARIZONA MUNICIPAL BOND FUND OF
               MERRILL LYNCH MULTI-STATE MUNICIPAL SERIES TRUST

                    Supplement dated April 9, 1998 to the
          Statement of Additional Information dated October 28, 1997

     The name and biography of the portfolio manager of the Fund, which is listed under "Management of the Trust -- Trustees and Officers," is revised as follows:

     ROBERT D. SNEEDEN (45) -- Portfolio Manager of the Fund (1)(2) -- Assistant Vice President of MLAM since 1994; Vice President of Lehman Brothers Inc. from 1990 to 1994.

Code #13975-1097ALL